Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan
Related Party and Party-In-Interest Transactions
Related Party and Party-In-Interest Transactions

5.  Related Party and Party-In-Interest Transactions

The Plan invests in the Caleres, Inc. Stock Fund, which is comprised of Caleres, Inc. common stock and the Allspring Government Money Market Fund.  The Caleres, Inc. common stock, Allspring Government Money Market Fund, Principal Diversified Real Asset Fund Institutional Class and the notes receivable from participants qualify as party-in-interest transactions.  As of December 31, 2025 and 2024, the Plan held 805,147 and 856,584 shares, respectively, of Caleres, Inc. common stock.  During the years ended December 31, 2025 and 2024, the Plan recognized net realized and unrealized loss of $9,274,294 and $5,140,822, respectively, on investments and $237,897 and $267,145, respectively, in dividends on Caleres, Inc. common stock.